Property and Equipment	9 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 6 – Property and Equipment

Property and equipment consisted of the following at December 31:

	Estimated	December 31		September 30
	Useful Life in Years	2017	2016	2018
				(unaudited)

Land and Building	40	$-	$-	$1,175,000
Leasehold improvements	Shorter of asset or lease term	254,515	-	1,424,904
Medical equipment	5	242,899	-	747,632
Construction in Progress		-	-	-
Physical therapy equipment	5	90,337	-	246,207
Office furniture and fixtures	7	2,431	-	44,934
Computers	1.5	9,539	-	20,837
Office equipment	5	-	-	16,336
Signs	5	-	-	19,590
Chiropractic equipment	5	8,965	-	8,965
Vehicles	3	-	-	2,250
Total property and equipment		608,686	-	3,706,656
Less: accumulated depreciation		(65,895)	-	(286,522)
Total property and equipment, net		$542,791	$-	$3,420,134

In March 2018, the Company purchased real estate in Lexington Kentucky for the development of an IMAC facility for approximately $1.2 million. The Company funded the purchase with a short term loan which will be replaced with a 15-year mortgage commitment.

Depreciation was $65,895 and $0 for the years ended December 31, 2017 and 2016 and $220,628 (unaudited) and $36,422 (unaudited) for the nine months ended September 30, 2018 and 2017.